Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-05 - Fidelity Managed Retirement 2010 Fund - Class K	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 37
3 years	115
5 years	199
10 years	$ 445